AMERICAN MUNICIPAL
TERM TRUSTS


                                   AXT
                                   BXT
                                   CXT




SEMIANNUAL REPORT
2000

                         [LOGO]  FIRST AMERICAN-Registered Trademark-
                                 Asset Management

[LOGO]FIRST AMERICAN-Registered Trademark-
      Asset Management



AMERICAN MUNICIPAL
TERM TRUSTS


PRIMARY INVESTMENTS
High-quality municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE
American Municipal Term Trust (AXT), American Municipal Term Trust II (BXT), and American Municipal Term Trust III (CXT) are diversified, closed-end management investment companies. The investment objectives of AXT, BXT, and CXT are to provide high current income exempt from regular federal income tax and to return $10 per share on or shortly before April 15, 2001; April 15, 2002; and April 15, 2003, respectively--although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to state or local tax and the federal alternative minimum tax. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that any fund will achieve its objective.


     TABLE OF CONTENTS

  2  Fund Overview

  7  Financial Statements
     and Notes

 21  Investments in
     Securities


NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE

AVERAGE ANNUALIZED TOTAL RETURNS
Based on net asset value for the periods ended June 30, 2000

                                    [CHART]

                                                                    One Year     Five Year    Since Inception
                                                                    --------     ---------    ---------------
AMERICAN MUNICIPAL TERM TRUST (AXT, inception 3/27/1991)              2.69%         4.93%           7.65%
AMERICAN MUNICIPAL TERM TRUST II (BXT, inception 9/26/1991)           2.62%         5.21%           7.56%
AMERICAN MUNICIPAL TERM TRUST III (CXT, inception 11/27/1992)         2.85%         6.41%           7.42%

All total returns are through June 30, 2000, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal income tax and returning $10 per share to investors at the funds' termination dates.

Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended June 30, 2000, were 4.64%, 6.46%, and 6.91% for AXT, 3.09%, 6.95%, and 6.55% for BXT, and 1.39%,
8.05%, and 5.97% for CXT. These returns assume reinvestment of all distributions and reflect sales charges on those distributions described in the funds' dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.


             AMERICAN MUNICIPAL TERM TRUSTS SEMIANNUAL REPORT 2000         1 )

FUND OVERVIEW

[SIDENOTE]
FUND MANAGEMENT

DOUG WHITE, CFA,
is primarily responsible
for the management of
the American Municipal
Term Trusts. He has 17
years of financial
experience.

CATHERINE STIENSTRA
assists with the
management of the
American Municipal Term
Trusts. She has 12 years
of financial experience.



AUGUST 15, 2000

WE ARE PLEASED THAT THE AMERICAN MUNICIPAL TERM TRUSTS (AXT, BXT, AND CXT) REMAIN ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES OF PROVIDING HIGH TAX-EXEMPT INCOME AND RETURNING $10 PER SHARE TO INVESTORS ON OR SHORTLY BEFORE THEIR TERMINATION DATES. Short-term interest rates rose during the period, and in some months funds slightly underearned dividends and had to draw on dividend reserves. Since the funds' inceptions, AXT, BXT, and CXT have maintained monthly common stock distributions of 5.42, 5.17, and 4.75 cents per share, respectively. In addition, the funds' net asset values remain above their $10 per share objectives. The net asset values for AXT, BXT, and CXT, as of June 30, 2000, were $10.66, $10.80, and $10.80, respectively.

AXT'S AND BXT'S DIVIDEND RESERVES REACHED A LEVEL WHERE THE FUNDS COULD NOT CONTINUE TO ACCUMULATE ADDITIONAL AMOUNTS. As a result, AXT and BXT paid special dividends in 1999, and may again in 2000.

COMPARED WITH 1999, THE BOND MARKET HAS BEEN RELATIVELY BENIGN DURING THE FIRST SIX MONTHS OF 2000. It appears that the Federal Reserve's raising of short-term interest rates over the past 12 months is having some slowing effect on the economy. Inflation fears have subsided, at least for the time being. As such, interest rates on municipal bonds--as represented by the Bond Buyers 20 Index--have fluctuated in a relatively narrow band, ending the period about 0.25% below the beginning of the year.



--------------------------------------------------------------------------------
BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS'
TERMINATION DATES

                              AXT          BXT          CXT
                           Inception    Inception    Inception
                           3/27/1991    9/26/1991    11/27/1992
At the Fund's Inception        0%           0%           0%
--------------------------------------------------------------------------------

As of June 30, 2000           72%          69%          48%
--------------------------------------------------------------------------------


( 2             AMERICAN MUNICIPAL TERM TRUSTS SEMIANNUAL REPORT 2000

OVERALL, MUNICIPAL BOND ISSUANCE WAS DOWN 22% COMPARED TO THE SAME PERIOD LAST YEAR. Refunding issues, however, were down almost 70%, as interest rates have not fallen substantially below the highs of 1999.

OUR STRATEGY OF SELLING LONGER-MATURITY BONDS IN FAVOR OF BONDS CLOSER TO THE FUNDS' TERMINATION DATES, WHEN APPROPRIATE, REMAINS IN PLACE. Occasionally, income considerations will prompt us to reinvest cash from maturing issues into intermediate maturities, which pay higher income. As shown in the table on the previous page, the percentage of bonds with maturity or refund dates less than a year beyond the funds' termination dates is substantial when compared to their inception dates.

WE EXPECT THAT THE FUNDS' NET ASSET VALUES WILL CONTINUE TO DECLINE AS THE FUNDS NEAR THEIR TERMINATION DATES. Several factors contribute to this decline. A number of bonds currently have market values in excess of their maturity or redemption values. As the maturity and/or refunding dates of these bonds approach, their market prices will converge toward prices that are at or near their maturity or refunding prices. This is especially true of AXT, which terminates in April 2001.

IN ADDITION, AS THE FUNDS APPROACH TERMINATION AND AS OPPORTUNITIES ARISE, WE MAY CONTINUE TO SELL LONGER-MATURITY BONDS IN FAVOR OF BONDS WITH SHORTER AND INTERMEDIATE MATURITIES, AND LOWER COUPONS, THAT COME DUE CLOSER TO THE FUNDS' TERMINATION DATES. Any gains


--------------------------------------------------------------------------------

DISTRIBUTION HISTORY SINCE INCEPTION

                                                             AXT          BXT          CXT
                                                          Inception    Inception    Inception
                                                          3/27/1991    9/26/1991    11/27/1992
Total Monthly Income Distributions Through 6/30/2000
------------------------------------------------------------------------------------------------

  Common Shareholders                                       $6.05        $5.47        $4.28
------------------------------------------------------------------------------------------------

  Preferred Shareholders (On a Common Share Basis)          $1.54        $1.44        $1.21
------------------------------------------------------------------------------------------------

Total Capital Gains Distributions to Common
Shareholders Through 6/30/2000                              $0.19        $0.13        $0.13
------------------------------------------------------------------------------------------------


             AMERICAN MUNICIPAL TERM TRUSTS SEMIANNUAL REPORT 2000         3 )

FUND OVERVIEW CONTINUED


realized as a result of these sales will be distributed to shareholders, reducing net asset value. If the shorter-maturity bonds pay insufficient income to maintain the funds' current dividends, the funds' dividend reserves may be used to supplement common and/or preferred dividends. (See the net asset value summary chart for each fund's current accumulated realized gains, unrealized appreciation, and current dividend reserve.)

SHAREHOLDERS ALSO SHOULD REMEMBER THAT THE FUNDS ARE ALWAYS SUBJECT TO INTEREST RATE RISK AND CREDIT RISK, WHICH CAN IMPACT NET ASSET VALUE. However, we are optimistic about achieving the funds' objectives and do not anticipate events that would cause us to change the funds' investment strategies as they move toward termination.

THANK YOU FOR YOUR INVESTMENT IN THE AMERICAN MUNICIPAL TERM TRUSTS. We remain committed to providing you with quality service and look forward to helping you achieve your investment goals.


----------------------------------------------------------------------------------------

NET ASSET VALUE SUMMARY OF COMMON SHARES

                                                       AXT         BXT         CXT
                                                    Inception   Inception   Inception
                                                    3/27/1991   9/26/1991   11/27/1992
Initial Offering Price                                $10.00      $10.00      $10.00
----------------------------------------------------------------------------------------

Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                          -$0.67      -$0.66      -$0.67
----------------------------------------------------------------------------------------

Accumulated Realized Gains or Losses on 6/30/2000     +$0.04      +$0.02      +$0.00
----------------------------------------------------------------------------------------

SUBTOTAL                                               $9.37       $9.36       $9.33
----------------------------------------------------------------------------------------

Dividend Reserve
(Undistributed Net Investment Income) on 6/30/2000    +$0.82      +$0.84      +$0.70
----------------------------------------------------------------------------------------

Unrealized Appreciation on Investments on 6/30/2000   +$0.47      +$0.60      +$0.77
----------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ON 6/30/2000                $10.66      $10.80      $10.80
----------------------------------------------------------------------------------------


( 4             AMERICAN MUNICIPAL TERM TRUSTS SEMIANNUAL REPORT 2000

PORTFOLIO COMPOSITION
As a percentage of total assets on June 30, 2000


AMERICAN MUNICIPAL TERM TRUST

                                  [PIE CHART]

Utility Revenue                   29%
General Obligations               23%
Health Care Revenue               20%
Tax Revenue                        8%
Education Revenue                  6%
Short-Term                         7%
Municipal Bond Bank                2%
Other Assets                       2%
Housing Revenue                    1%
IDR Pollution Control Revenue      1%
Transportation Revenue             1%


AMERICAN MUNICIPAL TERM TRUST II

                                  [PIE CHART]

Utility Revenue                   25%
Health Care Revenue               24%
General Obligations               18%
Education Revenue                 13%
Tax Revenue                        6%
Miscellaneous Revenue              5%
Transportation Revenue             3%
Housing Revenue                    2%
Industrial Development Revenue     2%
Other Assets                       2%

AMERICAN MUNICIPAL TERM TRUST III

                                  [PIE CHART]

Utility Revenue                   33%
Health Care Revenue               23%
General Obligations               19%
Education Revenue                  8%
Housing Revenue                    5%
IDR Pollution Control Revenue      4%
Building Revenue                   3%
Municipal Bond Bank                3%
Economic Development Revenue       2%



             AMERICAN MUNICIPAL TERM TRUSTS SEMIANNUAL REPORT 2000         5 )

FUND OVERVIEW CONTINUED

LIQUIDATION OF AXT

At a shareholder meeting held on August 3, 2000, shareholders approved the AXT plan of liquidation, which will occur on or about April 15, 2000. At such time, portfolio securities and other assets of the fund will be sold, creditors will be paid or reserves for such payments will be made, and the net proceeds of such sales will be distributed to common shareholders in cash.

PREFERRED STOCK

The preferred stock issued by AXT, BXT, and CXT pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.


( 6             AMERICAN MUNICIPAL TERM TRUSTS SEMIANNUAL REPORT 2000

FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2000
 ................................................................................

                                                                AMERICAN       AMERICAN        AMERICAN
                                                                MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                               TERM TRUST    TERM TRUST II  TERM TRUST III
                                                              -------------  -------------  --------------
ASSETS:
Investments in securities at market value* (note 2)  .......  $131,389,382   $116,205,642    $ 82,725,738
Cash in bank on demand deposit  ............................            --         98,358              --
Accrued interest receivable  ...............................     2,596,864      2,021,694       1,203,614
                                                              ------------   ------------    ------------
  Total assets  ............................................   133,986,246    118,325,694      83,929,352
                                                              ------------   ------------    ------------

LIABILITIES:
Preferred stock dividends payable (note 3) .................        11,295         18,652          16,215
Payable for investment securities purchased ................            --      1,781,708              --
Accrued investment management fee ..........................        27,108         23,789          17,104
Accrued administrative fee .................................        31,057         27,479          20,219
Bank overdraft .............................................     1,304,532             --              --
Other accrued expenses .....................................        22,124         19,268           9,824
                                                              ------------   ------------    ------------
  Total liabilities ........................................     1,396,116      1,870,896          63,362
                                                              ------------   ------------    ------------
  Net assets applicable to outstanding capital stock .......  $132,590,130   $116,454,798    $ 83,865,990
                                                              ============   ============    ============

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock) .........................................  $121,433,111   $105,777,741    $ 76,083,608
Undistributed net investment income ........................     6,916,975      6,209,531       3,706,502
Accumulated net realized gain on investments ...............       274,217         87,385             302
Unrealized appreciation of investments .....................     3,965,827      4,380,141       4,075,578
                                                              ------------   ------------    ------------

  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $132,590,130   $116,454,798    $ 83,865,990
                                                              ============   ============    ============

  * Investments in securities at identified cost ...........  $127,423,555   $111,825,501    $ 78,650,160
                                                              ============   ============    ============

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock ......................  $ 90,090,130   $ 79,454,798    $ 57,265,990
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value) .................     8,455,000      7,355,820       5,300,000
Net asset value ............................................  $      10.66   $      10.80    $      10.80
Market price ...............................................  $      10.44   $      10.31    $      10.13

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........  $ 42,500,000   $ 37,000,000    $ 26,600,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund) ....................................         1,700          1,480           1,064
Liquidation preference per share ...........................  $     25,000   $     25,000    $     25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2000 Semiannual Report  7  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Six Months Ended June 30, 2000
 ................................................................................

                                                                AMERICAN       AMERICAN        AMERICAN
                                                                MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                               TERM TRUST    TERM TRUST II  TERM TRUST III
                                                              -------------  -------------  --------------
INCOME:
Interest  ..................................................  $  3,825,428    $ 3,495,514     $2,374,558
                                                              ------------    -----------     ----------

EXPENSES (NOTE 5):
Investment management fee ..................................       164,932        144,558        103,608
Administrative fee .........................................       131,945        115,647         82,887
Remarketing agent fee ......................................        52,980         46,122         33,159
Custodian fees .............................................        10,463          9,085          6,734
Transfer agent fees ........................................         5,695          5,298          4,998
Reports to shareholders ....................................        13,505         15,189         13,505
Directors' fees ............................................         1,496          1,496          1,496
Audit and legal fees .......................................        18,298         18,298         18,298
Other expenses .............................................        27,806         26,907         22,984
                                                              ------------    -----------     ----------
  Total expenses ...........................................       427,120        382,600        287,669
                                                              ------------    -----------     ----------

  Net investment income ....................................     3,398,308      3,112,914      2,086,889
                                                              ------------    -----------     ----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................       274,217         87,385            302
Net change in unrealized appreciation or depreciation
  of investments ...........................................    (1,006,402)      (728,665)       (33,175)
                                                              ------------    -----------     ----------

  Net loss on investments ..................................      (732,185)      (641,280)       (32,873)
                                                              ------------    -----------     ----------

    Net increase in net assets resulting
      from operations ......................................  $  2,666,123    $ 2,471,634     $2,054,016
                                                              ============    ===========     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2000 Semiannual Report  8  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

AMERICAN MUNICIPAL TERM TRUST

                                                               SIX MONTHS
                                                                 ENDED
                                                                6/30/00      YEAR ENDED
                                                              (UNAUDITED)     12/31/99
                                                              ------------  ------------
OPERATIONS:
Net investment income ......................................  $  3,398,308  $  7,599,559
Net realized gain on investments ...........................       274,217        26,322
Net change in unrealized appreciation or depreciation
  of investments ...........................................    (1,006,402)   (5,538,169)
                                                              ------------  ------------

  Net increase in net assets resulting from operations .....     2,666,123     2,087,712
                                                              ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends  ..................................    (2,291,305)   (6,200,897)
  Preferred stock dividends  ...............................      (891,351)   (1,424,980)
From net realized gains:
  Common stock dividends  ..................................            --       (21,983)
  Preferred stock dividends  ...............................            --        (4,930)
                                                              ------------  ------------
  Total distributions  .....................................    (3,182,656)   (7,652,790)
                                                              ------------  ------------

  Total decrease in net assets .............................      (516,533)   (5,565,078)

Net assets at beginning of period ..........................   133,106,663   138,671,741
                                                              ------------  ------------

Net assets at end of period ................................  $132,590,130  $133,106,663
                                                              ============  ============

Undistributed net investment income ........................  $  6,916,975  $  6,701,323
                                                              ============  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2000 Semiannual Report  9  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

AMERICAN MUNICIPAL TERM TRUST II

                                                               SIX MONTHS
                                                                 ENDED
                                                                6/30/00      YEAR ENDED
                                                              (UNAUDITED)     12/31/99
                                                              ------------  ------------
OPERATIONS:
Net investment income ......................................  $  3,112,914  $  6,508,346
Net realized gain on investments ...........................        87,385         4,500
Net change in unrealized appreciation or depreciation
  of investments ...........................................      (728,665)   (5,324,104)
                                                              ------------  ------------

  Net increase in net assets resulting from operations .....     2,471,634     1,188,742
                                                              ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................    (1,901,479)   (5,277,801)
  Preferred stock dividends ................................      (740,753)   (1,272,842)
From net realized gains:
  Common stock dividends ...................................            --        (3,678)
  Preferred stock dividends ................................            --          (870)
                                                              ------------  ------------
  Total distributions ......................................    (2,642,232)   (6,555,191)
                                                              ------------  ------------

  Total decrease in net assets .............................      (170,598)   (5,366,449)

Net assets at beginning of period ..........................   116,625,396   121,991,845
                                                              ------------  ------------

Net assets at end of period ................................  $116,454,798  $116,625,396
                                                              ============  ============

Undistributed net investment income ........................  $  6,209,531  $  5,738,849
                                                              ============  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2000 Semiannual Report  10  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

AMERICAN MUNICIPAL TERM TRUST III

                                                               SIX MONTHS
                                                                 ENDED
                                                                6/30/00      YEAR ENDED
                                                              (UNAUDITED)     12/31/99
                                                              ------------  ------------
OPERATIONS:
Net investment income ......................................  $ 2,086,889   $ 4,375,395
Net realized gain on investments ...........................          302        21,203
Net change in unrealized appreciation or depreciation
  of investments ...........................................      (33,175)   (4,285,205)
                                                              -----------   -----------

  Net increase in net assets resulting from operations .....    2,054,016       111,393
                                                              -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................   (1,258,750)   (3,021,000)
  Preferred stock dividends ................................     (497,000)     (833,052)
From net realized gains:
  Common stock dividends ...................................           --       (17,490)
  Preferred stock dividends ................................           --        (5,850)
                                                              -----------   -----------
  Total distributions ......................................   (1,755,750)   (3,877,392)
                                                              -----------   -----------

  Total increase (decrease) in net assets ..................      298,266    (3,765,999)

Net assets at beginning of period ..........................   83,567,724    87,333,723
                                                              -----------   -----------

Net assets at end of period ................................  $83,865,990   $83,567,724
                                                              ===========   ===========

Undistributed net investment income ........................  $ 3,706,502   $ 3,375,363
                                                              ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2000 Semiannual Report  11  American Municipal Term Trusts

               NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                American Municipal Term Trust Inc. (AXT), American Municipal Term Trust Inc. II (BXT) and American Municipal Term Trust Inc. III (CXT) (the funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. AXT, BXT and CXT expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2001, April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2006, April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in investment grade municipal obligations including municipal zero-coupon securities. Fund shares are listed on the New York Stock Exchange under the symbols AXT, BXT and CXT, respectively.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

--------------------------------------------------------------------------------

           2000 Semiannual Report  12  American Municipal Term Trusts

--------------------------------------------------------------------------------

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of June 30, 2000, the funds had no outstanding when-issued or forward-commitments.

                FEDERAL TAXES
                Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend

--------------------------------------------------------------------------------

           2000 Semiannual Report  13  American Municipal Term Trusts

--------------------------------------------------------------------------------
                distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. In addition to repurchase agreements, the fund may invest in money market funds advised by the fund's advisor.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with generally accepted accounting principles requires management to

--------------------------------------------------------------------------------

           2000 Semiannual Report  14  American Municipal Term Trusts

--------------------------------------------------------------------------------
                make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ............................
                American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III have issued and, as of June 30, 2000, have outstanding 1,700 shares, 1,480 shares, and 1,064 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On June 30, 2000, the dividend rates were 4.85%, 4.60% and 4.45% for American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III, respectively.

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 2000 were as follows:

                                           AMERICAN      AMERICAN        AMERICAN
                                           MUNICIPAL     MUNICIPAL      MUNICIPAL
                                          TERM TRUST   TERM TRUST II  TERM TRUST III
                                          -----------  -------------  --------------
Purchases ..............................  $ 4,177,699   $5,580,532       $229,050
Proceeds from sales ....................  $12,399,400   $5,362,468       $145,000

(5) EXPENSES
 ............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                The funds entered into the following agreements with U.S. Bank National Association (U.S. Bank) acting through its division, First American Asset Management (the advisor and administrator):

                The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized percentage of 0.25% of the funds' average weekly

--------------------------------------------------------------------------------

           2000 Semiannual Report  15  American Municipal Term Trusts

--------------------------------------------------------------------------------
                net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

                The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized percentage of 0.20% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator provides regulatory reporting and record-keeping services for the funds.

                REMARKETING AGENT FEE
                The funds have entered into a remarketing agreement with Merrill Lynch (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing; insurance; interest; taxes and other miscellaneous expenses. During the six months ended June 30, 2000, American Municipal Term Trust Inc., American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III paid $9,971, $8,738 and $6,260, respectively, for custody services to U.S. Bank.

--------------------------------------------------------------------------------

           2000 Semiannual Report  16  American Municipal Term Trusts

--------------------------------------------------------------------------------

(6) SUBSEQUENT
    EVENT
 ............................
                In preparation for the termination and liquidation of American Municipal Term Trust Inc. on April 15, 2001, the fund will redeem shares of the preferred stock. On July 13, 2000, the fund redeemed 800 shares at a redemption price of $25,000 per share plus accumulated, but unpaid, dividends through July 12, 2000. On August 24, 2000, the fund will redeem 200 shares at a redemption price of $25,000 per share plus accumulated, but unpaid, dividends through August 23, 2000. The beneficial owners of shares to be redeemed will be notified by the paying agent.

--------------------------------------------------------------------------------

           2000 Semiannual Report  17  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST

                                          Six Months
                                             Ended       Year         Year         Year      Year      Year
                                            6/30/00     Ended        Ended        Ended     Ended     Ended
                                          (Unaudited)  12/31/99   12/31/98(g)    12/31/97  12/31/96  12/31/95
                                          -----------  --------  --------------  --------  --------  --------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................    $10.72      $11.37       $11.51       $11.52    $11.83    $10.52
                                            ------      ------       ------       ------    ------    ------
Operations:
  Net investment income ................      0.40        0.90         0.90         0.91      0.93      0.94
  Net realized and unrealized gains
    (losses) on investments ............     (0.08)      (0.65)       (0.12)       (0.02)    (0.35)     1.22
                                            ------      ------       ------       ------    ------    ------
    Total from operations ..............      0.32        0.25         0.78         0.89      0.58      2.16
                                            ------      ------       ------       ------    ------    ------
Distributions to shareholders:
  Paid to common shareholders ..........     (0.27)      (0.73)       (0.65)       (0.65)    (0.65)    (0.65)
  Paid to preferred shareholders .......     (0.11)      (0.17)       (0.16)       (0.17)    (0.17)    (0.20)
From net realized gains
  Paid to common shareholders ..........        --          --        (0.08)       (0.06)    (0.05)       --
  Paid to preferred shareholders .......        --          --        (0.03)       (0.02)    (0.02)       --
                                            ------      ------       ------       ------    ------    ------
    Total distributions to
      shareholders .....................     (0.38)      (0.90)       (0.92)       (0.90)    (0.89)    (0.85)
                                            ------      ------       ------       ------    ------    ------
Net asset value, common stock, end
  of period ............................    $10.66      $10.72       $11.37       $11.51    $11.52    $11.83
                                            ======      ======       ======       ======    ======    ======
Market value, common stock, end
  of period .                               $10.44      $10.25       $11.56       $11.50    $11.25    $11.00
                                            ======      ======       ======       ======    ======    ======
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................      1.99%       0.76%        5.37%        6.22%     3.47%    18.93%
Total return, common stock, market
  value (b)                                   5.02%      (5.17)%       7.11%        8.89%     9.06%    16.91%
Net assets at end of period
  (in millions) ........................    $  133      $  133       $  139       $  140    $  140    $  143
Ratio of expenses to average weekly net
  assets applicable to common
  stock (c) ............................      0.95%(h)    0.95%        0.90%        0.90%     0.91%     0.88%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............      5.58%(h)    6.58%        6.40%        6.39%     6.57%     6.53%
Portfolio turnover rate (excluding
  short-term securities) ...............         3%          4%           8%           4%        9%        1%
Remarketed preferred stock outstanding
  end of period (in millions) ..........    $   43      $   43       $   43       $   43    $   43    $   43
Asset coverage per share (in
  thousands) (f) .......................    $   78      $   78       $   82       $   82    $   82    $   83
Liquidation preference and market value
  per share (in thousands) .............    $   25      $   25       $   25       $   25    $   25    $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.65%, 0.66%, 0.63%, 0.63%, 0.64% AND 0.61% FOR THE SIX MONTHS ENDED JUNE 30, 2000 AND FISCAL YEARS 1999, 1998, 1997, 1996 AND 1995, RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.14%, 5.57%, 5.43%, 5.49%, 5.59% AND 5.72% FOR THE SIX MONTHS ENDED JUNE 30, 2000
     AND FISCAL YEARS 1999, 1998, 1997, 1996 AND 1995, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED SHARES OUTSTANDING.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.
(h)  ANNUALIZED.

--------------------------------------------------------------------------------

           2000 Semiannual Report  18  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST II

                                          Six Months
                                             Ended       Year         Year         Year      Year      Year
                                            6/30/00     Ended        Ended        Ended     Ended     Ended
                                          (Unaudited)  12/31/99   12/31/98(g)    12/31/97  12/31/96  12/31/95
                                          -----------  --------  --------------  --------  --------  --------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................    $10.82      $11.55       $11.60       $11.43    $11.71    $10.27
                                            ------      ------       ------       ------    ------    ------
Operations:
  Net investment income ................      0.42        0.88         0.89         0.89      0.90      0.90
  Net realized and unrealized gains
    (losses) on investments ............     (0.08)      (0.72)       (0.09)        0.14     (0.35)     1.37
                                            ------      ------       ------       ------    ------    ------
    Total from operations ..............      0.34        0.16         0.80         1.03      0.55      2.27
                                            ------      ------       ------       ------    ------    ------
Distributions to shareholders:
  Paid to common shareholders ..........     (0.26)      (0.72)       (0.62)       (0.62)    (0.62)    (0.62)
  Paid to preferred shareholders .......     (0.10)      (0.17)       (0.18)       (0.17)    (0.17)    (0.20)
From net realized gains
  Paid to common shareholders ..........        --          --        (0.04)       (0.05)    (0.03)    (0.01)
  Paid to preferred shareholders .......        --          --        (0.01)       (0.02)    (0.01)       --
                                            ------      ------       ------       ------    ------    ------
    Total distributions to
      shareholders .....................     (0.36)      (0.89)       (0.85)       (0.86)    (0.83)    (0.83)
                                            ------      ------       ------       ------    ------    ------
Net asset value, common stock, end
  of period ............................    $10.80      $10.82       $11.55       $11.60    $11.43    $11.71
                                            ======      ======       ======       ======    ======    ======
Market value, common stock, end
  of period .                               $10.31      $10.13       $11.56       $11.38    $10.75    $10.63
                                            ======      ======       ======       ======    ======    ======
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................      2.23%      (0.13)%       5.36%        7.57%     3.33%    20.48%
Total return, common stock, market
  value (b)                                   4.92%      (6.49)%       7.65%       12.46%     7.66%    17.28%
Net assets at end of period
  (in millions) ........................    $  116      $  117       $  122       $  122    $  121    $  123
Ratio of expenses to average weekly net
  assets applicable to common
  stock (c) ............................      0.97%(h)    0.97%        0.89%        0.91%     0.92%     0.90%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............      6.00%(h)    6.33%        6.12%        6.21%     6.41%     6.35%
Portfolio turnover rate (excluding
  short-term securities) ...............         5%          2%           2%           6%        6%        3%
Remarketed preferred stock outstanding
  end of period (in millions) ..........    $   37      $   37       $   37       $   37    $   37    $   37
Asset coverage per share (in
  thousands) (f) .......................    $   79      $   79       $   82       $   83    $   82    $   83
Liquidation preference and market value
  per share (in thousands) .............    $   25      $   25       $   25       $   25    $   25    $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.66%, 0.67%, 0.62%, 0.64%, 0.64% AND 0.62% FOR THE SIX MONTHS ENDED JUNE 30, 2000 AND FISCAL YEARS 1999, 1998, 1997, 1996 AND 1995, RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.37%, 5.44%, 5.32%, 5.36%, 5.48% AND 5.58% FOR THE SIX MONTHS ENDED JUNE 30, 2000
     AND FISCAL YEARS 1999, 1998, 1997, 1996 AND 1995, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED SHARES OUTSTANDING.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.
(h)  ANNUALIZED.

--------------------------------------------------------------------------------

           2000 Semiannual Report  19  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST III

                                          Six Months
                                             Ended       Year         Year         Year      Year      Year
                                            6/30/00     Ended        Ended        Ended     Ended     Ended
                                          (Unaudited)  12/31/99   12/31/98(g)    12/31/97  12/31/96  12/31/95
                                          -----------  --------  --------------  --------  --------  --------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................    $10.75      $11.46       $11.39       $10.92    $11.11    $ 9.31
                                            ------      ------       ------       ------    ------    ------
Operations:
  Net investment income ................      0.39        0.83         0.81         0.82      0.83      0.83
  Net realized and unrealized gains
    (losses) on investments ............     (0.01)      (0.81)        0.08         0.47     (0.27)     1.73
                                            ------      ------       ------       ------    ------    ------
    Total from operations ..............      0.38        0.02         0.89         1.29      0.56      2.56
                                            ------      ------       ------       ------    ------    ------
Distributions to shareholders:
  Paid to common shareholders ..........     (0.24)      (0.57)       (0.57)       (0.57)    (0.57)    (0.57)
  Paid to preferred shareholders .......     (0.09)      (0.16)       (0.17)       (0.16)    (0.18)    (0.19)
From net realized gains
  Paid to common shareholders ..........        --          --        (0.06)       (0.07)       --        --
  Paid to preferred shareholders .......        --          --        (0.02)       (0.02)       --        --
                                            ------      ------       ------       ------    ------    ------
    Total distributions to
      shareholders .....................     (0.33)      (0.73)       (0.82)       (0.82)    (0.75)    (0.76)
                                            ------      ------       ------       ------    ------    ------
Net asset value, common stock, end
  of period .                               $10.80      $10.75       $11.46       $11.39    $10.92    $11.11
                                            ======      ======       ======       ======    ======    ======
Market value, common stock, end
  of period ............................    $10.13      $ 9.94       $11.25       $10.94    $10.38    $10.13
                                            ======      ======       ======       ======    ======    ======
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................      2.71%      (1.23)%       6.28%       10.42%     3.65%    25.93%
Total return, common stock, market
  value (b) ............................      4.78%      (6.81)%       8.86%       11.93%     8.38%    26.32%
Net assets at end of period
  (in millions) ........................    $   84      $   84       $   87       $   87    $   84    $   85
Ratio of expenses to average weekly net
  assets applicable to common
  stock (c) ............................      1.02%(h)    1.03%        0.95%        0.99%     1.01%     0.98%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............      5.62%(h)    5.98%        5.67%        5.91%     6.08%     6.05%
Portfolio turnover rate (excluding
  short-term securities) ...............        --           1%           5%           7%        3%        5%
Remarketed preferred stock outstanding
  end of period (in millions) ..........    $   27      $   27       $   27       $   27    $   27    $   27
Asset coverage per share (in
  thousands) (f) .......................    $   80      $   78       $   82       $   82    $   79    $   80
Liquidation preference and market value
  per share (in thousands) .............    $   25      $   25       $   25       $   25    $   25    $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.69%, 0.71%, 0.66%, 0.68%, 0.69% AND 0.66% FOR THE SIX MONTHS ENDED JUNE 30, 2000 AND FISCAL YEARS 1999, 1998, 1997, 1996 AND 1995, RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.02%, 5.10%, 4.94%, 5.09%, 5.26% AND 5.38% FOR THE SIX MONTHS ENDED JUNE 30, 2000
     AND FISCAL YEARS 1999, 1998, 1997, 1996 AND 1995, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED SHARES OUTSTANDING.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.
(h)  ANNUALIZED.

--------------------------------------------------------------------------------

           2000 Semiannual Report  20  American Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST                                     June 30, 2000
 .....................................................................................

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (90.7%):
  CALIFORNIA (2.3%):
    Southern California Public Power Authority Power
      Project Revenue, 5.00%, 7/1/01 ....................  $3,000,000     $  3,022,740
                                                                          ------------
  COLORADO (1.9%):
    Health Care Facility (FSA) (Prerefunded to 2/15/01 at
      102), 7.25%, 2/15/16 ..............................   1,925,000(d)     1,996,879
    Health Facilities Authority Revenue,
      4.45%, 1/1/01 .....................................     540,000          538,240
                                                                          ------------
                                                                             2,535,119
                                                                          ------------
  DISTRICT OF COLUMBIA (1.6%):
    District Columbia (FSA), 5.50%, 6/1/03 ..............   2,000,000        2,034,900
    General Obligation (MBIA) (Callable 9/5/00 at 102),
      6.75%, 6/1/08 .....................................      40,000           40,865
                                                                          ------------
                                                                             2,075,765
                                                                          ------------
  FLORIDA (2.3%):
    Jacksonville Electric Authority (Prerefunded to
      10/1/00 at 101.5), 7.00%, 10/1/12 .................   3,000,000(d)     3,064,380
                                                                          ------------
  GEORGIA (2.2%):
    Municipal Electric Authority (MBIA) (Prerefunded to
      1/1/01 at 102), 7.00%, 1/1/16 .....................   2,840,000(d)     2,933,606
                                                                          ------------
  HAWAII (0.5%):
    State Department Budget and Finance,
      4.45%, 7/1/01 .....................................     720,000          713,866
                                                                          ------------
  ILLINOIS (5.8%):
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to 1/1/01
      at 102), 7.10%, 1/1/11 ............................   1,525,000(d)     1,575,950
    Health Facility-Evangelical Hospital (FSA) (Callable
      1/1/01 at 102), 7.13%, 1/1/21 .....................   2,500,000        2,583,450
    Higher Education Facility-Augustana College (Connie
      Lee), 4.80%, 10/1/01 ..............................     500,000          501,500
    State Dedicated Tax-Civic Center (Prerefunded to
      12/15/00 at 102), 7.00%, 12/15/13 .................     555,000(d)       572,616
    State Sales Tax Revenue (Prerefunded to 6/15/01 at
      102), 6.90%, 6/15/12-6/15/13 ......................   2,300,000(d)     2,398,233
                                                                          ------------
                                                                             7,631,749
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  21  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  INDIANA (4.9%):
    Hamilton S.E. School Building Corporation (AMBAC)
      (Callable 1/1/01 at 102), 7.00%, 7/1/08 ...........  $3,445,000     $  3,554,723
    Indiana Bond Bank, 5.00%, 2/1/01 ....................     650,000          651,235
    Marion County Convention Center (AMBAC) (Callable
      6/1/01 at 102), 7.00%, 6/1/10 .....................     345,000          358,821
    Marion County Convention Center (AMBAC) (Prerefunded
      to 6/1/01 at 102), 7.00%, 6/1/10 ..................     870,000(d)       907,245
    St. Joseph County Hospital Authority
      (MBIA)(Prerefunded to 8/15/01 at 102),
      7.00%, 8/15/11 ....................................   1,000,000(d)     1,046,770
                                                                          ------------
                                                                             6,518,794
                                                                          ------------
  IOWA (0.8%):
    Dubuque Hospital Revenue (escrowed to maturity)
      (Callable 1/1/02 at 102), 6.88%, 1/1/12 ...........   1,000,000        1,049,410
                                                                          ------------
  MAINE (2.4%):
    Municipal Bond Bank (Prerefunded to 11/1/01 at 102),
      7.20%, 11/1/13 ....................................   3,000,000(d)     3,160,410
                                                                          ------------
  MINNESOTA (1.0%):
    Burnsville Gross Revenue, 4.00%, 5/1/01 .............     130,000          128,583
    East Grand Forks Industrial Development Revenue
      (Callable 4/1/01 at 102), 8.00%, 4/1/11 ...........   1,000,000        1,032,480
    Moorhead Minnesota Gross Revenue, 4.75%, 12/1/00 ....     115,000          114,816
                                                                          ------------
                                                                             1,275,879
                                                                          ------------
  NEBRASKA (0.8%):
    Hospital Lease Investment Financing (MBIA)
      (Prerefunded to 3/1/01 at 102), 7.00%, 3/1/06 .....   1,000,000(d)     1,037,120
                                                                          ------------
  NEVADA (6.5%):
    Clark County School District (MBIA) (Prerefunded to
      6/1/01 at 101), 7.00%, 6/1/09 .....................   3,000,000(d)     3,099,870
    University of Nevada Revenue (AMBAC) (Prerefunded to
      7/1/00 at 102), 7.13%, 7/1/16 .....................   2,720,000(d)     2,774,590
    Washoe County Limited Tax General Obligation,
      Zero-Coupon (MBIA), 7.12%, 7/1/06 .................   3,725,000(b)     2,730,723
                                                                          ------------
                                                                             8,605,183
                                                                          ------------
  NEW YORK (3.0%):
    New York City General Obligation, 5.00%, 8/1/01 .....   4,000,000        4,017,760
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.
--------------------------------------------------------------------------------

           2000 Semiannual Report  22  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  OHIO (0.5%):
    Franklin County Ohio Health Care Facility Revenue,
      4.40%-4.50%, 8/15/00-8/15/01 ......................  $  620,000     $    616,350
                                                                          ------------
  OKLAHOMA (1.3%):
    Tulsa County Oklahoma Independent School
      District No. 5, 6.00%, 7/1/00-7/1/01 ..............   1,670,000        1,682,060
                                                                          ------------
  PENNSYLVANIA (3.1%):
    Higher Education-Duquesne University (MBIA)
      (Prerefunded to 4/1/01 at 100), 7.00%, 4/1/10 .....   1,000,000(d)     1,019,850
    Sayre Healthcare Facility (AMBAC) (Callable 3/1/01 at
      102), 7.00%, 3/1/11 ...............................   3,000,000        3,101,820
                                                                          ------------
                                                                             4,121,670
                                                                          ------------
  RHODE ISLAND (1.1%):
    Rhode Island Housing and Mortage Finance,
      3.65%, 3/30/01 ....................................   1,500,000        1,488,885
                                                                          ------------
  SOUTH CAROLINA (0.7%):
    South Carolina Ports Authority, 4.10%, 7/1/02 .......   1,000,000          981,260
                                                                          ------------
  SOUTH DAKOTA (3.6%):
    Health and Education Facility Revenue (Callable
      5/1/01 at 102), 7.00%, 11/1/07 ....................   2,500,000        2,594,200
    Rapid City Area School District (MBIA) (Prerefunded
      to 1/1/02 at 100), 7.20%, 1/1/11 ..................   1,770,000(d)     1,835,826
    Sioux Falls South Dakota Health Facilities Revenue
      (AMBAC) (Callable 12/01/99 at 100),
      4.45%, 6/1/01 .....................................     370,000          369,412
                                                                          ------------
                                                                             4,799,438
                                                                          ------------
  TENNESSEE (1.5%):
    Bristol Health and Education Facility (FGIC)
      (Prerefunded to 3/1/01 at 102), 7.00%, 9/1/11 .....   1,000,000(d)     1,036,920
    Housing Development Authority (FSA) (Callable 7/1/00
      at 103), 7.70%, 7/1/16 ............................       5,000            5,103
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/01 ....................................   1,000,000(e)     1,004,300
                                                                          ------------
                                                                             2,046,323
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  23  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  TEXAS (19.2%):
    Abliene Texas Health Care Facility Development,
      4.50%-4.70%, 11/15/00-11/15/01 ....................  $1,065,000     $  1,053,042
    Austin Utility System Revenue (BIG) (Prerefunded to
      5/15/01 at 100), 8.00%, 11/15/16 ..................     500,000(d)       515,575
    Corpus Christi Utility System Revenue (FGIC)
      (Prerefunded to 7/15/00 at 102),
      7.00%, 7/15/10 ....................................   1,500,000(d)     1,531,545
    Harris County Health Facilities (FSA) (Prerefunded to
      10/1/01 at 102), 6.85%, 10/1/06 ...................   2,000,000(d)     2,095,420
    Houston Hotel Occupancy (FGIC) (Prerefunded to 7/1/01
      at 100), 7.00%, 7/1/15 ............................   4,800,000(d)     4,922,544
    Houston Independent School District, Zero-Coupon
      (AMBAC), 7.14%, 8/15/06 ...........................   4,285,000(b)     3,128,950
    Lower Colorado River Authority (AMBAC) (Callable
      1/1/01 at 102), 7.00%, 1/1/11 .....................     115,000          118,790
    Lower Colorado River Authority (AMBAC) (Prerefunded
      to 1/1/01 at 102), 7.00%, 1/1/11 ..................     885,000(d)       914,170
    Lower Colorado River Authority, Zero-Coupon (AMBAC),
      7.17%, 1/1/06 .....................................     765,000(b)       577,980
    Municipal Power Agency, Zero-Coupon (AMBAC),
      7.11%, 9/1/06 .....................................   3,000,000(b)     2,185,620
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      7.11%, 2/1/06 .....................................   3,000,000(b)     2,256,960
    Trinity River Authority (AMBAC) (Prerefunded to
      8/1/00 at 100), 7.10%, 8/1/16 .....................   2,250,000(d)     2,255,197
    Weatherford Utility System, Water Revenue (MBIA)
      (Prerefunded to 9/1/01 at 100), 7.00%, 9/1/11 .....   3,750,000(d)     3,859,200
                                                                          ------------
                                                                            25,414,993
                                                                          ------------

  UTAH (2.9%):
    Intermountain Power Agency (FSA), 5.25%, 7/1/01 .....   3,810,000        3,839,185
                                                                          ------------

  WASHINGTON (13.1%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.20%-5.35%, 7/1/00-7/1/01 ........................     885,000(e)       886,984
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/00 at 100),
      7.00%, 12/1/09 ....................................   1,450,000(d)     1,466,051
    Public Power Supply System (Prerefunded to 1/1/01 at
      102), 7.63%, 7/1/10 ...............................   5,000,000(d)     5,179,050
    Public Power Supply System (Prerefunded to 7/1/00 at
      102), 7.38%, 7/1/12 ...............................   1,550,000(d)     1,581,124

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  24  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
    Public Power Supply System, Zero-Coupon (BIG),
      7.15%, 7/1/06 .....................................  $1,500,000(b)  $  1,100,265
    Public Power Supply System, Zero-Coupon (FGIC),
      7.17%, 7/1/06 .....................................   5,000,000(b)     3,667,550
    Public Power Supply Systems,
      5.00%-5.25%, 7/1/00-7/1/01 ........................   3,500,000        3,511,645
                                                                          ------------
                                                                            17,392,669
                                                                          ------------

  WEST VIRGINIA (3.5%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00 at 102), 7.25%, 7/1/15 .....................   4,000,000(d)     4,080,320
    State Water Development Authority (FSA) (Callable
      11/1/01 at 102), 7.00%, 11/1/11 ...................     500,000          523,740
                                                                          ------------
                                                                             4,604,060
                                                                          ------------

  WISCONSIN (4.2%):
    Amery Wisconsin Revenue, 4.65%, 6/1/01 ..............     400,000          397,188
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.50%, 12/1/01 .............................   2,400,000        2,428,968
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Callable 8/15/00 at 102),
      7.25%, 8/15/19 ....................................     105,000          107,385
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Prerefunded to 8/15/00 at 102),
      7.25%, 8/15/19 ....................................   1,570,000(d)     1,606,738
    Oshkosh Area School District (FSA),
      4.80%, 3/1/02 .....................................   1,000,000        1,002,210
                                                                          ------------
                                                                             5,542,489
                                                                          ------------

      Total Municipal Long-Term Securities
        (cost: $116,205,336) ............................                  120,171,163
                                                                          ------------

MUNICIPAL SHORT-TERM SECURITIES (7.3%):
  NEW YORK (0.1%):
    New York City, Series B, 4.75%, 10/1/21 .............     150,000(c)       150,000
                                                                          ------------

  TEXAS (6.7%):
    Harris County, 4.75%, 10/1/17 .......................   1,400,000(c)     1,400,000
    Texas PFA, 4.15%, 7/11/00 ...........................   7,500,000        7,500,000
                                                                          ------------
                                                                             8,900,000
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  25  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  WASHINGTON (0.5%):
    Washington Health Care Facilities Authority,
      4.75%, 1/1/29 .....................................  $  695,000     $    695,000
                                                                          ------------

      Total Municipal Short-Term Securities
        (cost: $9,745,000) ..............................                    9,745,000
                                                                          ------------

RELATED PARTY MONEY MARKET FUND (1.1%):
    First American Tax Free Obligations Fund
      (cost: $1,473,219) ................................   1,473,219(f)     1,473,219
                                                                          ------------

      Total Investments in Securities
        (cost: $127,423,555) (g) ........................                 $131,389,382
                                                                          ============

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON
     JUNE 30, 2000. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 2000, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $1,891,284, WHICH REPRESENTS 1.4% OF NET ASSETS.
(f) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHO ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $4,022,185
      GROSS UNREALIZED DEPRECIATION ......     (56,358)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $3,965,827
                                            ==========

--------------------------------------------------------------------------------

           2000 Semiannual Report  26  American Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II                                  June 30, 2000
 .....................................................................................

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (99.1%):
  FLORIDA (4.8%):
    Manatee County, Zero-Coupon (MBIA),
      6.91%, 10/1/07 ....................................  $2,995,000(b)  $  2,066,879
    University Community Hospital (FSA) (Prerefunded to
      9/1/00 at 102), 7.50%, 9/1/11 .....................   3,500,000(e)     3,587,640
                                                                          ------------
                                                                             5,654,519
                                                                          ------------
  ILLINOIS (22.8%):
    Belleville General Obligation (FGIC) (Prerefunded to
      12/1/01 at 100), 7.13%, 12/1/08 ...................   1,000,000(e)     1,035,560
    Carbondale General Obligation (FGIC) (Prerefunded to
      5/1/01 at 100), 6.90%, 5/1/12 .....................   3,200,000(e)     3,267,904
    Central Lake County, Zero-Coupon (MBIA),
      6.98%, 5/1/07 .....................................   2,370,000(b)     1,661,891
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to 1/1/01
      at 102), 7.10%, 1/1/11 ............................   1,500,000(e)     1,550,115
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      11/15/00 at 102), 6.75%, 11/15/20 .................   2,000,000(e)     2,057,020
    Chicago, Illinois O'Hare Airport, 5.20%, 4/1/11 .....   2,000,000        1,752,920
    Cook County General Obligation (AMBAC) (Prerefunded
      to 11/1/01 at 102), 6.75%, 11/1/18 ................   5,000,000(e)     5,238,550
    Decatur, Zero-Coupon (AMBAC), 6.98%, 10/1/07 ........   1,250,000(b)       857,762
    Health Facility-Evangelical Hospital (escrowed to
      maturity) (Callable 4/15/02 at 102),
      6.75%, 4/15/12 ....................................     990,000        1,095,584
    Health Facility-Evangelical Hospital (Prerefunded to
      4/15/02 at 102), 6.75%, 4/15/12-4/15/17 ...........   1,190,000(e)     1,252,820
    Health Facility-Highland Park Hospital (FGIC),
      5.30%, 10/1/02 ....................................   1,265,000        1,279,598
    Higher Education Facility-Augustana College (Connie
      Lee), 4.90%, 10/1/02 ..............................     500,000          501,975
    Kendall, Kane, and Will Counties, Zero-Coupon (FGIC),
      6.96%, 3/1/07                                           975,000(b)       689,637
    Lake County Water and Sewer System (AMBAC)
      (Prerefunded to 12/1/01 at 100),
      6.75%, 12/1/08-12/1/09 ............................   4,215,000(e)     4,343,979
                                                                          ------------
                                                                            26,585,315
                                                                          ------------
  INDIANA (13.4%):
    Boonville School Building Corporation (Callable
      7/1/02 at 102), 6.90%, 7/1/09 .....................   2,000,000        2,104,280
    Indiana Bond Bank, 5.15%, 2/1/02 ....................     900,000          902,772
    Indiana University, Zero-Coupon (AMBAC),
      7.07%, 8/1/07 .....................................   3,180,000(b)     2,201,132

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  27  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
    Lake Central Multi-District School Building
      Corporation (Prerefunded to 7/15/01 at 102),
      7.00%, 1/15/14-1/15/18 ............................  $2,500,000(e)  $  2,611,900
    Noblesville/Hamilton County School Building
      Corporation (Prerefunded to 2/1/01 at 102),
      7.00%, 2/1/13 .....................................   1,000,000(e)     1,034,800
    Port Commission, Cargill Inc. Project (Callable
      5/1/02 at 102), 6.88%, 5/1/12 .....................     450,000          472,190
    Purdue University (AMBAC) (Prerefunded to 7/1/01 at
      102), 7.00%, 7/1/14 ...............................   3,000,000(e)     3,133,740
    St. Joseph County Hospital Authority (MBIA)
      (Prerefunded to 12/1/01 at 102),
      7.00%, 12/1/12 ....................................   3,000,000(e)     3,156,630
                                                                          ------------
                                                                            15,617,444
                                                                          ------------
  IOWA (2.8%):
    Mason City Hospital Facilities (FSA) (Prerefunded to
      8/15/01 at 102), 6.88%, 8/15/09 ...................   1,265,000(e)     1,323,051
    Polk County Health Facilities (MBIA) (Prerefunded to
      11/1/01 at 101), 7.10%, 11/1/09 ...................   1,895,000(e)     1,976,807
                                                                          ------------
                                                                             3,299,858
                                                                          ------------
  KENTUCKY (1.1%):
    Owensboro Electric Light and Power, Zero-Coupon
      (AMBAC), 6.91%, 1/1/07 ............................   1,775,000(b)     1,270,421
                                                                          ------------
  LOUISIANA (3.2%):
    New Orleans General Obligation, Zero-Coupon (AMBAC),
      7.01%, 9/1/07 .....................................   5,000,000(b)     3,453,200
    Parrish of St. Martin, Cargill Inc. Project (Callable
      10/1/02 at 102), 6.63%, 10/1/12 ...................     300,000(c)       312,207
                                                                          ------------
                                                                             3,765,407
                                                                          ------------
  MICHIGAN (2.7%):
    Detroit General Obligation, 6.50%, 4/1/02 ...........   2,000,000        2,049,220
    State Housing Development Authority (FSA) (Callable
      10/15/02 at 103), 6.85%, 10/15/18 .................   1,000,000        1,041,150
                                                                          ------------
                                                                             3,090,370
                                                                          ------------
  MINNESOTA (0.7%):
    Burnsville Gross Revenue,
      4.20%-4.50%, 5/1/02-5/1/05 ........................     870,000          837,364
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  28  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  MONTANA (1.8%):
    State Board of Investment (MBIA) (escrowed to
      maturity) (Callable 6/1/01 at 102),
      6.88%, 6/1/20 .....................................  $2,000,000     $  2,079,680
                                                                          ------------
  NEVADA (1.8%):
    Clark County School District (FGIC),
      5.75%, 6/15/02 ....................................   2,000,000        2,041,060
                                                                          ------------
  NEW HAMPSHIRE (0.8%):
    Single Family Housing Authority (Callable 7/1/03 at
      102), 5.85%, 7/1/10 ...............................     905,000          900,937
                                                                          ------------
  NEW JERSEY (1.8%):
    State Educational Facilities Authority (Prerefunded
      to 7/1/01 at 102), 6.88%, 7/1/10 ..................   2,000,000(e)     2,084,920
                                                                          ------------
  NEW YORK (0.9%):
    New York City General Obligation, 5.10%, 8/1/02 .....   1,000,000        1,007,420
                                                                          ------------
  NORTH DAKOTA (4.7%):
    Bismark Hospital Revenue (AMBAC) (Prerefunded to
      5/1/01 at 102), 6.90%, 5/1/06 .....................   4,300,000(e)     4,472,043
    Grand Forks Health Care Authority (MBIA) (Callable
      12/1/01 at 102), 6.63%, 12/1/10 ...................   1,000,000        1,042,910
                                                                          ------------
                                                                             5,514,953
                                                                          ------------
  OKLAHOMA (0.7%):
    Tulsa County Oklahoma Independent School
      District No. 5, 5.00%, 7/1/02 .....................     850,000          853,851
                                                                          ------------
  SOUTH CAROLINA (2.3%):
    Lexington County Health Services (FSA) (Prerefunded
      to 10/1/01 at 102), 6.75%, 10/1/18 ................   1,600,000(e)     1,675,104
    South Carolina Ports Authority, 4.10%, 7/1/02 .......   1,010,000          991,073
                                                                          ------------
                                                                             2,666,177
                                                                          ------------
  SOUTH DAKOTA (0.4%):
    Health & Education Facility Revenue (AMBAC),
      4.50%, 8/1/02 .....................................     430,000          427,282
                                                                          ------------
  TENNESSEE (1.1%):
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/02 ....................................   1,235,000(f)     1,243,806
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  29  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  TEXAS (9.2%):
    Abilene Texas Health Facility Development,
      4.80%, 11/15/02 ...................................  $  605,000     $    586,662
    Harris County Health Facilities (FSA) (Prerefunded to
      10/1/01 at 102), 7.00%, 10/1/14 ...................   2,225,000(e)     2,335,026
    Houston Hotel Occupancy (FGIC) (Prerefunded to 7/1/01
      at 100), 7.00%, 7/1/15 ............................   4,995,000(e)     5,122,522
    Houston Water and Sewer, Zero-Coupon (AMBAC),
      6.91%, 12/1/07 ....................................   3,000,000(b)     2,040,900
    Nueces County Housing Finance Authority,
      6.25%, 7/1/10 .....................................     575,000          575,000
                                                                          ------------
                                                                            10,660,110
                                                                          ------------
  WASHINGTON (15.2%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), AMT, 7.60%, 7/1/25 ................   3,000,000(f)     3,169,650
    Chelan County Public Utilities District (MBIA), AMT,
      5.45%, 7/1/02 .....................................     385,000(f)       389,358
    Clark County Industrial Revenue (AMT) (Callable
      08/01/02 at 100), 4.65%, 8/1/07 ...................   2,000,000(f)     1,973,000
    Clark County Public Utility District (FGIC)
      (Prerefunded to 1/1/01 at 102), 6.50%, 1/1/11 .....   2,000,000(e)     2,060,900
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/02 at 100),
      6.63%, 12/1/12 ....................................     300,000(e)       313,395
    Public Power Supply System, 5.25%, 7/1/01 ...........   2,000,000        2,014,160
    Public Power Supply System (Prerefunded to 7/1/00 at
      102), 7.00%-7.38%, 7/1/11-7/1/12 ..................   5,225,000(e)     5,329,911
    Public Power Supply System (Prerefunded to 7/1/01 at
      102), 6.75%, 7/1/11 ...............................   1,350,000(e)     1,406,093
    Snohomish County Solid Waste Revenue (MBIA)
      (Prerefunded to 12/1/01 at 102),
      7.00%, 12/1/10 ....................................   1,000,000(e)     1,052,630
                                                                          ------------
                                                                            17,709,097
                                                                          ------------
  WEST VIRGINIA (4.0%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00 at 102), 6.75%, 7/1/17 .....................   2,500,000(e)     2,550,150
    State Water Development Authority (Prerefunded to
      11/1/01 at 102), 7.30%-7.40%, 11/1/11-11/1/19 .....   2,000,000(e)     2,110,790
                                                                          ------------
                                                                             4,660,940
                                                                          ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  30  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                           Principal         Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     ------------
  WISCONSIN (2.9%):
    Amery Wisconsin Revenue, 4.80%, 6/1/02 ..............  $  420,000     $    413,141
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.10%, 12/1/02 .............................   3,000,000        3,021,570
                                                                          ------------
                                                                             3,434,711
                                                                          ------------

      Total Municipal Long-Term Securities
        (cost: $111,025,501) ............................                  115,405,642
                                                                          ------------

MUNICIPAL SHORT-TERM SECURITIES (0.7%):
  NEW YORK (0.1%):
    New York City, Municipal Water Authority,
      4.75%, 6/15/25 ....................................     100,000(d)       100,000
                                                                          ------------
  TEXAS (0.6%):
    Harris County, 4.75%, 10/1/17 .......................     700,000(d)       700,000
                                                                          ------------

      Total Municipal Short-Term Securities
        (cost: $800,000) ................................                      800,000
                                                                          ------------

      Total Investments in Securities
        (cost: $111,825,501) (g)  .......................                 $116,205,642
                                                                          ============

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON JUNE 30, 2000, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $312,207 OR 0.3% OF TOTAL NET ASSETS..
(d) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON
     JUNE 30, 2000. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 2000, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,775,814, WHICH REPRESENTS 5.8% OF NET ASSETS.
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $4,442,290
      GROSS UNREALIZED DEPRECIATION ......     (62,149)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $4,380,141
                                            ==========

--------------------------------------------------------------------------------

           2000 Semiannual Report  31  American Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III                                June 30, 2000
 ....................................................................................

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.8%):
  ALABAMA (0.6%):
    Agricultural and Mechanical University Revenue (MBIA)
      (Prerefunded to 11/1/02 at 102),
      6.45%, 11/1/17 ....................................  $  500,000(d)  $   528,765
                                                                          -----------

  CALIFORNIA (1.0%):
    State Housing Finance Revenue (FHA),
      4.80%, 8/1/03 .....................................     865,000         867,526
                                                                          -----------

  COLORADO (2.4%):
    Health Facilities Authority Revenue,
      4.65%, 1/1/03 .....................................   1,055,000       1,032,782
    Snowmass Village Multifamily Housing (FSA) (Callable
      12/15/02 at 102), 6.25%, 12/15/16 .................   1,000,000       1,012,730
                                                                          -----------
                                                                            2,045,512
                                                                          -----------

  DISTRICT OF COLUMBIA (3.0%):
    Catholic University of America (Connie Lee)
      (Prerefunded to 10/1/03 at 102),
      6.30%, 10/1/13 ....................................   1,000,000(d)    1,062,660
    General Obligation (MBIA), 4.75%, 6/1/03 ............   1,460,000       1,456,380
                                                                          -----------
                                                                            2,519,040
                                                                          -----------

  FLORIDA (0.8%):
    Broward County School District, Zero-Coupon (MBIA),
      6.55%, 2/15/08                                        1,000,000(b)      673,580
                                                                          -----------

  HAWAII (1.5%):
    State General Obligation (FGIC), 4.80%, 3/1/03 ......   1,250,000       1,251,162
                                                                          -----------

  ILLINOIS (18.7%):
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      1/1/03 at 102), 6.35%, 1/1/22 .....................   1,000,000(d)    1,054,880
    Greenville Illinois Educational Facility Revenue,
      4.65%, 6/1/03 .....................................     320,000         309,923
    Health Facility-Alexian Brothers Medical Center
      (MBIA) (Prerefunded to 1/1/02 at 102),
      6.38%, 1/1/15 .....................................   1,125,000(d)    1,173,352
    Health Facility-Elmhurst Memorial Hospital (FGIC)
      (Callable 1/1/02 at 102), 6.50%, 1/1/12 ...........   1,190,000       1,237,457
    Health Facility-Highland Park Hospital (FGIC),
      5.40%, 10/1/03 ....................................   1,000,000       1,015,390
    Health Facility-Lutheran General Systems (FSA)
      (escrowed to maturity) (Callable 4/1/03 at 102),
      6.13%, 4/1/12 .....................................   1,000,000       1,060,370

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  32  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
    Henry Hospital District (AMBAC) (Prerefunded to
      12/1/02 at 100), 6.60%, 12/1/17 ...................  $2,000,000(d)  $ 2,090,040
    Higher Education Facility-Augustana College (Connie
      Lee), 5.00%, 10/1/03 ..............................     330,000         331,548
    Lake County Housing and Finance Corporation (FHA)
      (Callable 11/1/02 at 100), 6.70%, 11/1/14 .........   2,000,000       2,033,800
    Rochelle Water and Sewer Revenue (Prerefunded to
      5/1/02 at 102), 7.15%, 5/1/14 .....................   2,000,000(d)    2,119,240
    State General Obligation (Callable 10/1/02 at 102),
      6.25%, 10/1/12 ....................................     410,000         426,355
    State General Obligation (Prerefunded to 10/1/02 at
      102), 6.25%, 10/1/12 ..............................   2,690,000(d)    2,829,315
                                                                          -----------
                                                                           15,681,670
                                                                          -----------

  INDIANA (14.9%):
    Crawfordsville School Building Corporation (Callable
      1/1/03 at 102), 6.25%, 7/1/11 .....................     500,000         522,285
    Freemont Middle School Building (AMBAC) (Prerefunded
      to 3/15/02 at 101), 6.75%, 3/15/13 ................   3,000,000(d)    3,129,780
    Health Facilities-Community Hospital Project (MBIA)
      (Callable 5/1/02 at 102), 6.40%, 5/1/12 ...........   5,000,000       5,192,550
    Health Facilities-Methodist Hospital (AMBAC)
      (escrowed to maturity) (Callable 9/1/02 at 102),
      5.75%, 9/1/15 .....................................   1,000,000       1,028,530
    Indiana Health Facility, 5.00%, 5/15/03 .............     380,000         371,188
    Lake County Redevelopment Authority (MBIA) (Callable
      2/1/05 at 102), 6.45%, 2/1/11 .....................   1,600,000       1,707,760
    Patoka Lake Regional Water and Sewer District (AMBAC)
      (Prerefunded to 1/1/04 at 101), 6.45%, 1/1/15 .....     500,000(d)      530,710
                                                                          -----------
                                                                           12,482,803
                                                                          -----------

  IOWA (1.5%):
    Cedar Rapids Hospital Facilities (FGIC) (Prerefunded
      to 8/15/03 at 102), 6.13%, 8/15/13 ................   1,200,000(d)    1,265,532
                                                                          -----------

  KANSAS (2.1%):
    Kansas City Utility Systems, Zero-Coupon (AMBAC),
      6.40%, 3/1/08 .....................................   1,060,000(b)      711,292
    Kansas City Utility Systems, Zero-Coupon (AMBAC)
      (escrowed to maturity), 6.40%, 3/1/08 .............   1,515,000(b)    1,016,610
                                                                          -----------
                                                                            1,727,902
                                                                          -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  33  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
  MAINE (2.5%):
    Water and Sewer Revenue (Callable 11/1/02 at 102),
      6.60%, 11/1/15                                       $2,000,000     $ 2,098,320
                                                                          -----------

  NEVADA (1.2%):
    Clark County School District (FGIC),
      5.75%, 6/15/03 ....................................   1,000,000       1,027,270
                                                                          -----------

  NEW MEXICO (1.3%):
    Las Cruces Health Facility-Evangelical Lutheran
      Project (FSA) (Callable 12/1/02 at 102),
      6.45%, 12/1/17 ....................................   1,000,000       1,031,550
                                                                          -----------

  NEW YORK (2.1%):
    State General Obligation, 5.20%, 8/1/03 .............   1,735,000       1,754,605
                                                                          -----------

  NORTH DAKOTA (3.7%):
    Mercer County Pollution Control Revenue (AMBAC),
      7.20%, 6/30/13 ....................................   2,700,000       3,134,376
                                                                          -----------

  OKLAHOMA (1.0%):
    Tulsa County Oklahoma Independent School
      District No. 5, 5.00%, 7/1/03 .....................     850,000         852,813
                                                                          -----------

  RHODE ISLAND (1.5%):
    State Health and Education Building Corporation
      (Connie Lee) (Callable 4/1/03 at 102),
      6.38%, 4/1/12 .....................................   1,200,000       1,262,076
                                                                          -----------

  SOUTH CAROLINA (1.6%):
    Piedmont Municipal Power Agency (MBIA) (Prerefunded
      to 1/1/03 at 102), 6.30%, 1/1/14 ..................   1,285,000(d)    1,354,647
                                                                          -----------

  SOUTH DAKOTA (3.0%):
    State Building Authority (AMBAC) (Prerefunded to
      9/1/02 at 102), 6.63%, 9/1/12 .....................     115,000(d)      121,659
    State Building Authority (AMBAC) (Prerefunded to
      9/1/04 at 100), 6.63%, 9/1/12 .....................   2,235,000(d)    2,361,546
                                                                          -----------
                                                                            2,483,205
                                                                          -----------

  TEXAS (22.1%):
    Abilene Texas Health Facility Development,
      4.90%, 11/15/03 ...................................     665,000         634,536
    Austin Utility System Revenue, Zero-Coupon (MBIA),
      6.53%, 11/15/08                                       5,000,000(b)    3,223,700
    Houston Water and Sewer Revenue (FSA) (Callable
      12/1/02 at 102), 6.38%, 12/1/14 ...................   1,700,000       1,770,397

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  34  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
    Houston Water and Sewer Revenue (FSA) (Prerefunded to
      12/1/02 at 102), 6.38%, 12/1/14 ...................  $  200,000(d)  $   208,282
    Montgomery County Hospital District (FSA)
      (Prerefunded to 4/1/02 at 102), 6.63%, 4/1/17 .....   3,300,000(d)    3,467,937
    Pflugerville Independent School District (Prerefunded
      to 8/15/04 at 100), 5.75%, 8/15/15 ................     975,000(d)    1,009,964
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      6.40%, 2/1/08 .....................................   4,500,000(b)    3,026,025
    San Antonio Texas Water Revenue (MBIA) (Callable
      5/15/02 at 102)), 6.50%, 5/15/10 ..................   1,685,000       1,765,257
    San Antonio Texas Water Revenue (MBIA) (escrowed to
      maturity), 6.50%, 5/15/10 .........................     440,000         477,761
    San Antonio Texas Water Revenue (MBIA) (Prerefunded
      to 5/15/02 at 102), 6.50%, 5/15/10 ................     875,000(d)      919,905
    State Capital Appreciation, Zero-Coupon (FGIC),
      6.43%, 4/1/08 .....................................   3,100,000(b)    2,066,491
                                                                          -----------
                                                                           18,570,255
                                                                          -----------

  WASHINGTON (7.7%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.55%, 7/1/03 .....................................     305,000(e)      309,962
    Public Power Supply System (Prerefunded to 7/1/01 at
      102), 6.50%, 7/1/18 ...............................   2,515,000(d)    2,614,166
    Washington State Public Power Supply (Callable 7/1/02
      at 102), 6.25%, 7/1/12 ............................     770,000         796,912
    Washington State Public Power Supply (Prerefunded to
      7/1/02 at 102), 6.25%, 7/1/12 .....................   2,600,000(d)    2,724,566
                                                                          -----------
                                                                            6,445,606
                                                                          -----------

  WEST VIRGINIA (3.2%):
    Clarksburg Water Revenue (Asset Guaranty) (Callable
      9/1/02 at 102), 6.25%, 9/1/14 .....................   2,620,000       2,709,814
                                                                          -----------

  WISCONSIN (0.4%):
    Amery Wisconsin Revenue, 4.90%, 6/1/03 ..............     300,000         292,971
                                                                          -----------

      Total Municipal Long-Term Securities
        (cost: $77,985,422) .............................                  82,061,000
                                                                          -----------

MUNICIPAL SHORT-TERM SECURITIES (0.6%):
  NEW YORK (0.2%):
    New York City, Series B, 4.75%, 10/1/21 .............     200,000(c)      200,000
                                                                          -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

           2000 Semiannual Report  35  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal        Market
Description of Security                                      Amount        Value (a)
---------------------------------------------------------  ----------     -----------
  TEXAS (0.2%):
    Harris County, 4.75%, 10/1/17 .......................  $  200,000(c)  $   200,000
                                                                          -----------

  WASHINGTON (0.1%):
    Washington State Health Care Facilities Authority,
      VRDN, 4.75%, 1/1/18 ...............................     100,000(c)      100,000
                                                                          -----------

      Total Municipal Short-Term Securities
        (cost: $500,000) ................................                     500,000
                                                                          -----------

RELATED PARTY MONEY MARKET FUND (0.2%):
    First American Tax Free Obligations Fund
      (cost: $164,738) ..................................     164,738(f)      164,738
                                                                          -----------

      Total Investments in Securities
        (cost: $78,650,160) (g) .........................                 $82,725,738
                                                                          ===========

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 2000. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED
(e)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 2000, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $309,962, WHICH REPRESENTS 0.4% OF NET ASSETS.
(f) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANK WHO ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 5,845,338
      GROSS UNREALIZED DEPRECIATION ......   (1,769,760)
                                            -----------
        NET UNREALIZED APPRECIATION ......  $ 4,075,578
                                            ===========

--------------------------------------------------------------------------------

           2000 Semiannual Report  36  American Municipal Term Trusts

[LOGO]FIRST AMERICAN-Registered Trademark-
      ASSET MANAGEMENT

      AMERICAN MUNICIPAL TERM TRUSTS

      2000         SEMIANNUAL REPORT












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